Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 7,008,000	$ 8,729,000	$ 21,582,000	$ 28,448,000	$ 37,155,050		$ 24,341,874
Costs and expenses
Cost of revenue (exclusive of depreciation and amortization shown separately below)	5,033,000	5,691,000	15,078,000	18,530,000	24,239,117		17,136,330
General and administrative	2,813,000	4,986,000	9,954,000	15,938,000	19,176,895		12,318,529
Sales and marketing	345,000	1,842,000	1,383,000	5,494,000	6,596,981		6,938,513
Information technology	1,273,000	1,269,000	3,608,000	4,775,000	5,834,255		6,372,795
Research and development	7,000	267,000	22,000	1,291,000	1,311,695		3,708,068
Depreciation and amortization	213,000	927,000	2,078,000	2,974,000	3,896,833		3,538,237
Impairment of goodwill					3,017,600
Impairment of goodwill and intangible assets			7,588,000
Loss on disposal of assets		7,000		350,000	335,106		273,430
Loss (Gain) on sale of business unit	73,000		73,000		(1,748,641)
Facilities	311,000	769,000	1,197,000	1,918,000	2,472,192		1,012,827
Total costs and expenses	10,068,000	15,758,000	40,981,000	51,270,000	65,132,033		51,298,729
Operating loss	(3,060,000)	(7,029,000)	(19,399,000)	(22,822,000)	(27,976,983)		(26,956,855)
Other income (expenses)
Other income	119,000	130,000	360,000	231,000	488,869		234,472
Interest expense, net	(620,000)	(383,000)	(1,890,000)	(1,102,000)	(1,527,449)		(266,778)
Foreign exchange gain (loss)	1,000	(14,000)	(3,000)	(32,000)	(26,475)		(361)
Loss before provision for income taxes	(3,560,000)	(7,296,000)	(20,932,000)	(23,725,000)	(29,042,038)		(26,989,522)
Income tax expense					(290,138)		(521,132)
Net loss	$ (3,560,000)	$ (7,296,000)	$ (20,932,000)	$ (23,725,000)	$ (28,751,900)		$ (26,468,390)
Net loss per share, basic (in Dollars per share)	$ (0.3)	$ (0.98)	$ (1.96)	$ (3.62)	$ (4.14)	[1]	$ (5.23)	[1]
Net loss per share, diluted (in Dollars per share)	$ (0.3)	$ (0.98)	$ (1.96)	$ (3.62)	$ (4.14)	[1]	$ (5.23)	[1]
Weighted average shares of common stock outstanding, basic (in Shares)	12,043,931	7,479,401	10,697,008	6,552,575	6,951,669	[1]	5,059,959	[1]
Weighted average shares of common stock outstanding, diluted (in Shares)	12,043,931	7,479,401	10,697,008	6,552,575	6,951,669	[1]	5,059,959	[1]

[1]	Reflects 1-for-4 reverse stock split that became effective June 29, 2023. See Note 1 to the consolidated financial statements.